OTHER DEFERRED LIABILITIES - Summary of Other Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Other liabilities, beginning of period	$ 28,192
Deferred lease inducements	(332)	$ (366)
Payments on finance lease	(1,170)
Loss on onerous contracts	(5,362)	0
Drawdown deferred financing obligations	(1,505)
Drawdown deferred capital obligations	4,755
Realized deferred gain	(13,020)
Other liabilities, end of period	12,772	28,192
Current portion of other deferred liabilities	1,909	20,790
Long term portion of other deferred liabilities	10,863	7,402
Finance lease obligation
Disclosure of financial liabilities [line items]
Other liabilities, beginning of period	6,891
Deferred lease inducements	0
Payments on finance lease	(1,170)
Loss on onerous contracts	0
Drawdown deferred financing obligations	0
Drawdown deferred capital obligations	0
Realized deferred gain	0
Other liabilities, end of period	5,721	6,891
Current portion of other deferred liabilities	476
Long term portion of other deferred liabilities	5,245
Deferred lease inducements
Disclosure of financial liabilities [line items]
Other liabilities, beginning of period	2,021
Deferred lease inducements	(332)
Payments on finance lease	0
Loss on onerous contracts	0
Drawdown deferred financing obligations	0
Drawdown deferred capital obligations	0
Realized deferred gain	0
Other liabilities, end of period	1,689	2,021
Current portion of other deferred liabilities	340
Long term portion of other deferred liabilities	1,349
Onerous Contracts
Disclosure of financial liabilities [line items]
Other liabilities, beginning of period	0
Deferred lease inducements	0
Payments on finance lease	0
Loss on onerous contracts	(5,362)
Drawdown deferred financing obligations	0
Drawdown deferred capital obligations	0
Realized deferred gain	0
Other liabilities, end of period	5,362	0
Current portion of other deferred liabilities	1,093
Long term portion of other deferred liabilities	4,269
Deferred financing obligations
Disclosure of financial liabilities [line items]
Other liabilities, beginning of period	1,505
Deferred lease inducements	0
Payments on finance lease	0
Loss on onerous contracts	0
Drawdown deferred financing obligations	(1,505)
Drawdown deferred capital obligations	0
Realized deferred gain	0
Other liabilities, end of period	0	1,505
Current portion of other deferred liabilities	0
Long term portion of other deferred liabilities	0
Deferred gain
Disclosure of financial liabilities [line items]
Other liabilities, beginning of period	13,020
Deferred lease inducements	0
Payments on finance lease	0
Loss on onerous contracts	0
Drawdown deferred financing obligations	0
Drawdown deferred capital obligations	0
Realized deferred gain	(13,020)
Other liabilities, end of period	0	13,020
Current portion of other deferred liabilities	0
Long term portion of other deferred liabilities	0
Deferred Capital Obligation
Disclosure of financial liabilities [line items]
Other liabilities, beginning of period	4,755
Deferred lease inducements	0
Payments on finance lease	0
Loss on onerous contracts	0
Drawdown deferred financing obligations	0
Drawdown deferred capital obligations	4,755
Realized deferred gain	0
Other liabilities, end of period	0	$ 4,755
Current portion of other deferred liabilities	0
Long term portion of other deferred liabilities	$ 0
Alder Flats Plant Sale
Disclosure of financial liabilities [line items]
Percentage of working interest disposed of			35.00%